Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ 46.8	₨ 3,420.2	₨ 3,901.9	₨ 3,068.2
Remeasurements (gains)/losses	46.8	3,420.2	3,901.9	3,068.2
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	(0.3)	(22.0)	(82.7)	(120.9)
Post retirement medical benefits [Member] | Reserve of remeasurements of defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	$ (0.3)	₨ (22.0)	₨ (82.7)	₨ (120.9)